Commitments (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lease expiration date	May 31, 2021	Apr. 30, 2018
Rent expense		$ 98,593	$ 90,000
Minimum [Member]
Operating lease obligation payable		$ 503
Operating lease interest rate		0.030
Maximum [Member]
Operating lease obligation payable		$ 1,578
Operating lease interest rate		0.0557
Two Capital Leases [Member]
Capital leases of net book value		$ 324,495
Capital Lease One [Member]
Lease expiration date		Jun. 30, 2020
Capital Lease Two [Member]
Lease expiration date		Dec. 31, 2025